Equity and Long-Term Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Share-based compensation expense (income) for continuing operations
The following table presents the share-based compensation expense (income) for continuing operations recognized by the Company for the years ended December 31, 2010, 2009 and 2008:

	Years Ended December 31,
	2010	2009	2008

Stock options (including performance based options)	$4,877	$6,697	$6,246
Stock appreciation rights	1,855	2,677	(4,648)
Restricted shares	43,557	40,446	34,736
Share-based compensation	$50,289	$49,820	$36,334

Assumptions used to calculate the fair value of stock option awards and stock appreciation rights
The following assumptions were used to calculate the fair value of stock option awards granted in 2009:

Range of risk-free interest rates	1.40%-1.85%

Weighted average expected life (in years)	3.9

Dividend yield	1.56%

Weighted average volatility	46.69%

Weighted average grant date fair value	$3.46

Activity for stock options
The following table summarizes activity relating to Company employees who held Cablevision stock options for the year ended December 31, 2010:

				Weighted
	Shares Under Option		Weighted Average	Average Remaining
	Time Vesting Options	Performance Vesting Options	Exercise Price Per Share(b)	Contractual Term (in years)	Aggregate Intrinsic Value(c)
Balance, December 31, 2009	8,820,928	570,000	$13.59	4.94	$118,755
Exercised	(1,883,310)	(156,800)	10.01
Forfeited/Expired	(161,766)	-	35.45
Transfers(a)	(3,700)	-	14.06
Balance, December 31, 2010	6,772,152	413,200	$11.03	4.16	$163,953

Options exercisable at December 31, 2010	3,401,221	413,200	$12.20	4.24	$82,630

Options expected to vest in the future	3,370,931	-	$9.72	4.07	$81,323
______________
(a)	Represents the transfer of stock options for employees who transferred from/to Cablevision affiliated entities to/from Madison Square Garden during the period.
(b)	Option exercise prices relating to activity occurring after the MSG Distribution date were adjusted to 82.63% of their pre-MSG Distribution exercise prices.
(c)
The aggregate intrinsic value is calculated as the difference between (i) the exercise price of the underlying award and (ii)  the quoted price of CNYG Class A common stock on December 31, 2010 or December 31, 2009, as indicated, and December 31, 2010 in the case of the options expected to vest in the future.

Cablevision stock options held by Madison Square Garden employees are not expensed by the Company, however such stock options do have a dilutive effect on net income per share attributable to Cablevision shareholders.  The following table summarizes activity relating to Madison Square Garden employees who held Cablevision stock options for the year ended December 31, 2010:

				Weighted
	Shares Under Option		Weighted Average	Average Remaining
	Time Vesting Options	Performance Vesting Options	Exercise Price Per Share(b)	Contractual Term (in years)	Aggregate Intrinsic Value(c)
Balance, December 31, 2009	456,306	82,200	$15.65	5.06	$5,698
Exercised	(149,131)	-	9.02
Forfeited/Expired	(13,000)	-	35.23
Transfers(a)	3,700	-	14.06
Balance, December 31, 2010	297,875	82,200	$13.66	4.85	$7,672

Options exercisable at December 31, 2010	297,875	82,200	$13.66	4.85	$7,672
______________
(a)	Represents the transfer of stock options for employees who transferred from/to Cablevision affiliated entities to/from Madison Square Garden during the period.
(b)	Option exercise prices relating to activity occurring after the MSG Distribution date were adjusted to 82.63% of their pre-MSG Distribution exercise prices.
(c)
The aggregate intrinsic value is calculated as the difference between (i) the exercise price of the underlying award and (ii) the quoted price of CNYG Class A common stock on December 31, 2010 or December 31, 2009, as indicated, and December 31, 2010 in the case of the options expected to vest in the future.

Activity for restricted shares
The following table summarizes activity relating to Company employees who held Cablevision restricted shares for the year ended December 31, 2010:

	Number of Restricted Shares	Number of Performance Restricted Shares	Weighted Average Fair Value Per Share at Date of Grant(b)

Unvested award balance, December 31, 2009	7,493,310	-	$18.06
Granted	2,119,710	913,400	24.02
Vested	(1,550,020)	(306,800)	23.88
Awards forfeited	(226,330)	-	16.27
Transfers(a)	(106,900)	-	13.53

Unvested award balance, December 31, 2010	7,729,770	606,600	$16.23
______________
(a)	Represents the transfer of unvested restricted stock awards for employees who transferred from/to Cablevision affiliated entities to/from Madison Square Garden during the period.
(b)
Restricted share grant date fair value amounts relating to activity occurring after the MSG Distribution date were adjusted to 82.63% of their pre-MSG Distribution grant date fair value per share amount.

Cablevision restricted shares held by Madison Square Garden employees are not expensed by the Company, however such restricted shares do have a dilutive effect on net income per share attributable to Cablevision shareholders.  The following table summarizes activity relating to Madison Square Garden employees who held Cablevision restricted shares for the year ended December 31, 2010:

	Number of Restricted Shares	Weighted Average Fair Value Per Share at Date of Grant(b)

Unvested award balance, December 31, 2009	1,515,974	$17.16
Granted	-	-
Vested	(262,544)	24.16
Awards forfeited	(143,210)	12.77
Transfers(a)	106,900	13.53

Unvested award balance, December 31, 2010	1,217,120	$12.17
______________
(a)	Represents the transfer of unvested restricted stock awards for employees who transferred from/to Cablevision affiliated entities to/from Madison Square Garden during the period.
(b)
Restricted share grant date fair value amounts relating to activity occurring after the MSG Distribution date were adjusted to 82.63% of their pre-MSG Distribution grant date fair value per share amount.